UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            June 30, 2008
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       130
Entry Total:
Form 13F Information Table     	 $472,020,000
Value Total:







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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Vanguard Short Term Bond          SHORT TRM   921937827    40,299    520,863   SH       Sole                 520,863
                                   BOND
 Energy Select Sector SPDR         SBI INT     81369Y506       660      7,457   SH       Sole                   7,457
                                   ENERGY
 PowerShares QQQ                   UNIT SER 1  73935A104       386      8,546   SH       Sole                   8,546
 S&P 500 SPDR                      UNIT SER 1  78462F103     1,024      7,998   SH       Sole                   7,998
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     4,455     94,919   SH       Sole                  94,919
 Estate                            REIT
 iShares MSCI EAFE                 MSCI EAFE   464287465    38,772    564,620   SH       Sole                 564,620
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       429      3,158   SH       Sole                   3,158
				   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   128,266  2,321,972   SH       Sole               2,321,972
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622     2,168     30,770   SH       Sole                  30,770
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    61,997    897,852   SH       Sole                 897,852
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       454      5,966   SH       Sole                   5,966
                                   GROW
 iShares Russell Micro Cap Index   RUSSELL MCP 464287481       419      9,383   SH       Sole                   9,383
 Fund                              IDX
 iShares S&P 500                   S&P 500     464287200    81,572    637,283   SH       Sole                 637,283
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     2,763     43,280   SH       Sole                  43,280
 iShares S&P 500/Value Index       S&P 500     464287408       883     13,920   SH       Sole                  13,920
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    33,281    261,065   SH       Sole                 261,065
                                   600
 A F L A C Inc.                    COM           1055102       290      4,619   SH       Sole                   4,619
 AT&T Inc. New                     COM         78387G103     1,808     53,656   SH       Sole                  53,656
 Abbott Laboratories               COM         002824100     2,620     49,469   SH       Sole                  49,469
 Allergan Inc.                     COM         184901023       428      8,222   SH       Sole                   8,222
 Allstate Corp                     COM         020002101       571     12,529   SH       Sole                  12,529
 Altria Group                      COM         718154107       249     12,094   SH       Sole                  12,094
 American Express Company          COM         025816109       259      6,864   SH       Sole                   6,864
 American Intl Group Inc           COM         026874107       235      8,890   SH       Sole                   8,890
 Amgen Inc.                        COM         311621007       255      5,401   SH       Sole                   5,401
 Anheuser Busch Co.                COM         352291033       461      7,419   SH       Sole                   7,419
 Apache Corp                       COM         037411105       303      2,177   SH       Sole                   2,177
 Apple Computer, Inc.              COM         378331003       905      5,405   SH       Sole                   5,405
 Applied Materials Inc             COM         382221059       289     15,135   SH       Sole                  15,135
 Bank of New York Mellon Co.       COM         064058100       420     11,109   SH       Sole                  11,109
 BankAmerica Corp.                 COM         605051044       376     15,770   SH       Sole                  15,770
 Baxter International Inc.         COM         718131097       415      6,495   SH       Sole                   6,495
 Becton Dickenson & Co.            COM         758871099       263      3,231   SH       Sole                   3,231
 Best Buy Inc.                     COM         865161012       202      5,094   SH       Sole                   5,094
 Boeing Co.                        COM         970231056       314      4,781   SH       Sole                   4,781
 British Petroleum Amoco           COM         556221042     1,465     21,063   SH       Sole                  21,063
 Burlington Northern Santa Fe      COM         12189T104       372      3,723   SH       Sole                   3,723
 Corp.
 C H Robinson                      COM         12541W100     1,278     23,305   SH       Sole                  23,305
 C V S Corp Del                    COM         126650100       318      8,028   SH       Sole                   8,028
 Capital One Financial             COM         14040H105       234      6,154   SH       Sole                   6,154
 Carnival Corp.                    COM         143658102       317      9,629   SH       Sole                   9,629
 Caterpillar Inc.                  COM         149123101       907     12,282   SH       Sole                  12,282
 Charles Schwab                    COM         808513105       277     13,489   SH       Sole                  13,489
 ChevronTexaco Corp.               COM         166764100     1,721     17,361   SH       Sole                  17,361
 Cisco Systems Inc.                COM         17275R102       815     35,048   SH       Sole                  35,048
 Citigroup Inc.                    COM         172967101       461     27,507   SH       Sole                  27,507
 Coca Cola                         COM         191216100       606     11,668   SH       Sole                  11,668
 Colgate-Palmolive Co              COM         194162103       237      3,436   SH       Sole                   3,436
 ComCast                           COM         20030N101       308     16,230   SH       Sole                  16,230
 Conocophillips                    COM         718507106       897      9,500   SH       Sole                   9,500
 Corning Inc.                      COM         219350105       222      9,614   SH       Sole                   9,614
 CostCo Companies Inc.             COM         22160k105       203      2,901   SH       Sole                   2,901
 Deere & Co                        COM         244199105       269      3,735   SH       Sole                   3,735
 Dell Inc.                         COM         24702r101       559     25,528   SH       Sole                  25,528
 Devon Energy                      COM         25179M103       409      3,407   SH       Sole                   3,407
 Diamond Management & Technology   COM         25278P106       141     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       234     17,749   SH       Sole                  17,749
 Disney                            COM         254687106       440     14,093   SH       Sole                  14,093
 EI DuPont de Nemours & Co.        COM         263534109       211      4,916   SH       Sole                   4,916
 EMC Corp. Mass.                   COM         268648102       180     12,251   SH       Sole                  12,251
 Emerson Electric                  COM         291011104       386      7,805   SH       Sole                   7,805
 Entergy Corp                      COM         29364G103       221      1,834   SH       Sole                   1,834
 Exelon Corporation                COM         30161N101     1,764     19,606   SH       Sole                  19,606
 Exxon Mobil Corporation           COM         30231G102     4,177     47,398   SH       Sole                  47,398
 FPL Group                         COM         302571104       234      3,571   SH       Sole                   3,571
 Ford Motor Company                COM         345370860       102     21,122   SH       Sole                  21,122
 Freeport-McMoran Copper & Gold    COM         35671d857       220      1,877   SH       Sole                   1,877
 Inc.
 General Electric                  COM         369604103     1,708     63,991   SH       Sole                  63,991
 Gilead Sciences Inc.              COM         375558103       291      5,500   SH       Sole                   5,500
 Glaxosmithkline                   COM         37733W105       718     16,227   SH       Sole                  16,227
 Goldman Sachs Group               COM         38141G104       548      3,136   SH       Sole                   3,136
 Google Inc                        COM         38259p508       577      1,097   SH       Sole                   1,097
 Halliburton Co                    COM         406216101       301      5,664   SH       Sole                   5,664
 Hewitt Associates Inc             COM         42822Q100     1,263     32,959   SH       Sole                  32,959
 Hewlett Packard Co                COM         428236103     1,404     31,749   SH       Sole                  31,749
 Home Depot                        COM         437076102       226      9,633   SH       Sole                   9,633
 Honeywell International           COM         438516106       266      5,281   SH       Sole                   5,281
 IBM                               COM         459200101     1,841     15,528   SH       Sole                  15,528
 Intel Corp.                       COM         458140100     1,281     59,659   SH       Sole                  59,659
 J P Morgan Chase & Co.            COM         46625H100       982     28,624   SH       Sole                  28,624
 Johnson & Johnson                 COM         478160104     1,405     21,835   SH       Sole                  21,835
 Kraft Foods Inc                   COM         50075n104       220      7,743   SH       Sole                   7,743
 Lockheed Martin Corp.             COM         539830109       223      2,256   SH       Sole                   2,256
 McDonald's Corporation            COM         580135101    11,230    199,746   SH       Sole                 199,746
 Medco Health Solutions            COM         58405u102       201      4,258   SH       Sole                   4,258
 Medtronic Inc.                    COM         585055106       399      7,713   SH       Sole                   7,713
 Merck & Co, Inc.                  COM         589331107       367      9,750   SH       Sole                   9,750
 Merrill Lynch                     COM         590188108       291      9,170   SH       Sole                   9,170
 Metlife Inc.                      COM         59156R108       278      5,276   SH       Sole                   5,276
 Microsoft Corp.                   COM         594918104     1,295     47,078   SH       Sole                  47,078
 Monsanto Co.                      COM         61166W101       625      4,945   SH       Sole                   4,945
 Morgan Stanley / Dean Witter      COM         617446448       800     22,176   SH       Sole                  22,176
 Motorola Inc.                     COM         620076109       179     24,320   SH       Sole                  24,320
 National Semi-Conductor Corp.     COM         637640103       202      9,829   SH       Sole                   9,829
 Northern Trust                    COM         665859104       581      8,471   SH       Sole                   8,471
 Novamed Eyecare Inc.              COM         66986W108       164     43,520   SH       Sole                  43,520
 Occidental Petroleum Corp         COM         674599105       440      4,899   SH       Sole                   4,899
 Oracle Corp.                      COM         68389X105       501     23,844   SH       Sole                  23,844
 Pepsico Inc                       COM         713448108       744     11,705   SH       Sole                  11,705
 Pfizer Incorporated               COM         717081103       537     30,720   SH       Sole                  30,720
 Philip Morris International Inc.  COM         718172109       595     12,050   SH       Sole                  12,050
 Praxair Inc                       COM         74005P104       452      4,795   SH       Sole                   4,795
 Procter & Gamble                  COM         742718109     1,110     18,255   SH       Sole                  18,255
 Prudential Securities             COM         744320102       200      3,348   SH       Sole                   3,348
 Qualcomm, Inc.                    COM         747525103       451     10,155   SH       Sole                  10,155
 Schering-Plough Corp.             COM         806605101       285     14,495   SH       Sole                  14,495
 Schlumberger                      COM         806857108       807      7,515   SH       Sole                   7,515
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       233      2,596   SH       Sole                   2,596
 Sirius Sattelite Radio Inc.       COM         82966U103        26     13,555   SH       Sole                  13,555
 Sprint Nextel Corp.               COM         852061100       137     14,425   SH       Sole                  14,425
 Starwood Hotels and Resorts       COM         85590A203       274      6,837   SH       Sole                   6,837
 Target                            COM         87612E106       219      4,712   SH       Sole                   4,712
 Texas Instruments Inc.            COM         882508104       415     14,754   SH       Sole                  14,754
 Tiffany & Co                      COM         886547108       253      6,218   SH       Sole                   6,218
 Time Warner Inc.                  COM         887317105       340     22,954   SH       Sole                  22,954
 Transocean Inc.                   COM         G90073100       212      1,394   SH       Sole                   1,394
 US Bancorp                        COM         902973304       456     16,350   SH       Sole                  16,350
 Union Pacific                     COM         907818108       350      4,640   SH       Sole                   4,640
 United Parcel Service Class B     COM         911312106       224      3,650   SH       Sole                   3,650
 United Technologies Corp.         COM         913017109       344      5,579   SH       Sole                   5,579
 Verizon Communications            COM         92343V104       665     18,785   SH       Sole                  18,785
 Virgin Media, Inc.                COM         92769L101       180     13,200   SH       Sole                  13,200
 Wal-Mart                          COM         931142103       917     16,314   SH       Sole                  16,314
 Walgreen Company                  COM         931422109       317      9,747   SH       Sole                   9,747
 Wells Fargo & Co New              COM         949746101     1,320     55,567   SH       Sole                  55,567
 Wrigley William Jr. Company       COM         982526105       296      3,810   SH       Sole                   3,810
 Wyeth                             COM         983024100       520     10,846   SH       Sole                  10,846
 YUM! Brands Inc                   COM         988498101       311      8,876   SH       Sole                   8,876